Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 11-Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were issued. Except as discussed below, there are no such events requiring potential adjustment to or disclosure in the unaudited condensed financial statements and the Company has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Business Combination

On July 21, 2022, subsequent to the fiscal quarter ended June 30, 2022, OPAL Fuels Inc. consummated the previously announced Business Combination with OPAL HoldCo, and OPAL Fuels, pursuant to the Business Combination Agreement.

Holders of 27,364,124 Class A ordinary shares sold in ArcLight’s initial public offering (the “public shares”) properly exercised their right to have their public shares redeemed for a full pro rata portion of the trust account holding the proceeds from ArcLight’s initial public offering, calculated as of two business days prior to the Closing, which was approximately $10.00 per share, or $274,186,522 in the aggregate.

Cash proceeds of the Business Combination were funded through a combination of Company cash held in trust, net of redemptions, and $110,806,000 in aggregate gross proceeds to New OPAL from the PIPE Investment.

Credit Agreement

On August 4, 2022, OPAL Fuels Intermediate Holdco 2 LLC (“OPAL Intermediate Holdco 2”), a wholly-owned subsidiary the Company, entered into a new senior secured credit facility (the “Credit Agreement”) with OPAL Intermediate Holdco 2 as the Borrower, direct and indirect subsidiary of the Borrower as Guarantors, the lenders party thereto (the “Lenders”), Bank of Montreal as the administration agent, and Wilmington Trust as collateral and depositary agent. The Credit Agreement provides for an approximately two year delayed term loan facility (the “DDTL Facility”) of up to a maximum aggregate principal amount of $100.0 million and Debt Service Reserve facility (the “DSR Facility”) of up to a maximum aggregate principal amount of $5.0 million. The proceeds of the DDTL Facility are to be used to fund a portion of the construction of the RNG projects owned, either in full or through a joint venture with a third party, by the subsidiary Guarantors and the proceeds of DSR Facility are to be used solely to satisfy the balance to be maintained in the debt service reserve account.

The outstanding borrowings under the Credit Agreement bear interest at the benchmark rate of adjusted Term SOFR plus (i) for the period from closing to the earlier of the date of conversion of the construction loan to a term loan (the “Conversion Date”) or September 30, 2024, a spread of 3.5%, and (ii) thereafter a spread of 3.75%. Accrued interest on amounts outstanding under the DDTL Facility must be paid on the last day of each applicable interest period. The outstanding principal amount of the DDTL Facility is subject to quarterly amortization payments commencing September 30, 2024 equal to 2.5% of the aggregate principal amount of the outstanding term loan balance as of the Conversion Date, subject to adjustment based on certain mandatory prepayments, with the balance due at maturity. The DSR Facility is due at maturity. The Credit Agreement matures on August 4, 2027.

Forward Purchase Agreement

On July 18, 2022, the Company entered into a forward share purchase agreement (the “Purchase Agreement”) with Meteora Capital Partners and its affiliates (collectively, “Meteora”) pursuant to which, provided that so long as Meteora will have acquired from redeeming shareholders of the Company at least 1,900,000 ArcLight Class A ordinary shares as of the closing of the Company’s Business Combination with OPAL Fuels, and has not redeemed any of such the Company’s Class A ordinary shares, in connection with the Business Combination, then Meteora may elect to sell and transfer to the combined company following the Business Combination (the “Combined Company”), and the Combined Company will purchase from Meteora, on the six month anniversary of the closing of the Business Combination, up to 2,000,000 shares of Class A common stock of the Combined Company (the “Share Repurchase”) held by Meteora at the time of closing of the Business Combination (the “Meteora Shares”). Unless otherwise defined herein, capitalized terms used herein shall have the meanings ascribed thereto in the Purchase Agreement.

The price at which Meteora has the right to sell the Meteora Shares to the Combined Company is $10.02 per share. Meteora will notify the Combined Company in writing not less than five (5) business days prior to the closing date of the Share Repurchase (the “Put Date”), specifying the number of Meteora Shares that the Combined Company will be required to purchase.

Pursuant to the Purchase Agreement, Meteora is also permitted at its election to sell any or all of the Meteora Shares in the open market commencing after the closing of the Business Combination, so long as the sale price exceeds $10.02 per share prior to the payment of any commissions due by Meteora for such sale.

Pursuant to an escrow agreement (the “Escrow Agreement”), to be entered into by and among Continental Stock Transfer and Trust Co. (“Continental”) and Meteora, to secure its purchase obligation to Meteora, at the closing of the Business Combination, the Company will place into escrow with Continental an aggregate amount of up to $20,040,000 (the “Escrow Amount”). If and when Meteora sells the Meteora Shares to any third party, an amount equal to the Combined Company’s purchase price obligation for that portion of such Meteora Shares, which Meteora sells in the open market, will be released from escrow to the Combined Company.

In exchange for the Company’s commitment to purchase the Meteora Shares on the Put Date, Meteora agrees to continue to hold, and not to redeem, the Meteora Shares prior to the closing date of the Business Combination. In consideration for Meteora’s entry into the Purchase Agreement and the transactions and covenants therein, the Company shall, at its option, (i) issue to Meteora 112,500 shares of Class A common stock of the Combined Company or (ii) pay to Meteora a cash payment in the amount of $600,000 upon consummation of the Business Combination.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date financial statements were issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements.